Earnings (Loss) Per Share - Schedule of Earnings Per Share, Basic and Diluted (Q2) (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net Income (loss)	$ (829,030)	$ (432,632)	$ (1,150,716)	$ 376,652	$ (1,261,662)	$ (774,064)	$ (427,795)	$ 1,055,972
Weighted average shares outstanding: Basic	5,298,159		3,480,676		5,298,159	3,356,916	4,447,681	3,234,501
Weighted average shares outstanding: Diluted	5,298,159		3,480,676		5,298,159	3,356,916	4,447,681	3,234,501
Basic income (loss) per share	$ (0.16)		$ (0.33)		$ (0.24)	$ (0.23)	$ (0.10)	$ 0.33
Diluted income (loss) per share	$ (0.16)		$ (0.33)		$ (0.24)	$ (0.23)	$ (0.10)	$ 0.33